SITE CLOSURE PROVISIONS - Changes in site closure provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in site closure provisions
Beginning balance	$ 5,460	$ 518
Acquisition of Gold Standard	1,603
Changes in cost estimates	351
Change in estimated cash flows resulting from current activities	427
Remediation activities conducted during the period	(88)
Change in estimated cash flows resulting from current activities		4,738
Accretion during the period	508	223
Foreign exchange		(19)
Ending balance	8,261	5,460
Non-current	8,261
Total other provisions	8,261	5,460
Camino Rojo Project
Changes in site closure provisions
Beginning balance	5,117	175
Changes in cost estimates	351
Change in estimated cash flows resulting from current activities	427
Remediation activities conducted during the period	(88)
Change in estimated cash flows resulting from current activities		4,738
Accretion during the period	494	223
Foreign exchange		(19)
Ending balance	6,301	5,117
Non-current	6,301
Total other provisions	6,301	5,117
Cerro Quema Project
Changes in site closure provisions
Beginning balance	343	343
Ending balance	343	343
Non-current	343
Total other provisions	343	$ 343
Nevada projects
Changes in site closure provisions
Acquisition of Gold Standard	1,603
Accretion during the period	14
Ending balance	1,617
Non-current	1,617
Total other provisions	$ 1,617